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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05851

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                         MFS INTERMARKET INCOME TRUST I
               (Exact name of registrant as specified in charter)

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              111 Huntington Avenue, Boston, Massachusetts  02199
              (Address of principal executive offices) (Zip code)

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                                Susan S. Newton
                    Massachusetts Financial Services Company
                             111 Huntington Avenue
                          Boston, Massachusetts  02199
                    (Name and address of agents for service)

      Registrant's telephone number, including area code: (617) 954-5000

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                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2012 - June 30, 2013

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ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05851
Reporting Period: 07/01/2012 - 06/30/2013
MFS InterMarket Income Trust I









======================== MFS InterMarket Income Trust I ========================


ACCURIDE CORPORATION

Ticker:       ACW            Security ID:  00439T206
Meeting Date: MAY 28, 2013   Meeting Type: Annual
Record Date:  APR 17, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robin J. Adams           For       For          Management
1.2   Elect Director Keith E. Busse           For       For          Management
1.3   Elect Director Robert E. Davis          For       For          Management
1.4   Elect Director Richard F. Dauch         For       For          Management
1.5   Elect Director Lewis M. Kling           For       For          Management
1.6   Elect Director John W. Risner           For       For          Management
1.7   Elect Director James R. Rulseh          For       For          Management
2     Ratify Auditors                         For       For          Management
3     Adopt, Renew or Amend Shareholder       For       For          Management
      Rights Plan (Poison Pill)
4     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation


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NEW YOUNG BROADCASTING HOLDINGS CO. INC.

Ticker:       YBTVQ          Security ID:  650151103
Meeting Date: MAR 04, 2013   Meeting Type: Annual
Record Date:  FEB 18, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director H.C Charles Diao         For       For          Management
2     Elect Director Soo Kim                  For       For          Management
3     Elect Director Howard Schrott           For       For          Management
4     Elect Director Kevin Shea               For       For          Management
5     Elect Director Thomas J. Sullivan       For       For          Management

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title):  JOHN M. CORCORAN*
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                           John M. Corcoran, Principal Executive
                           Officer & President

Date: August 16, 2013

*By (Signature and Title)  /s/ Susan S. Newton
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                           Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of John M. Corcoran pursuant to a Power of Attorney dated July 8th, 2013. (1)

(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 56 filed with the SEC via EDGAR on July 26, 2013.